Net Income - Impairment Loss (Reversal of Impairment Loss) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of impairment loss and reversal of impairment loss [abstract]
Contract assets	$ 1,000,000		$ 0	$ 1,000,000
Trade notes and accounts receivable	109,000,000		123,000,000	49,000,000
Other receivables	7,000,000		20,000,000	(5,000,000)
Inventories	34,000,000	$ 1	207,000,000	1,161,000,000
Right-of-use assets	0	0	420,000,000	0
Investment properties	(107,000,000)	(3)	(83,000,000)	(27,000,000)
Intangible assets	$ 9,000,000	$ 0	$ 29,000,000	$ 9,000,000